UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03-31-13

Check here if Amendment [   ];  Amendment Number: ___
This Amendment (Check only one):       [  ] is a restatement
                                       [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Radcliffe Capital Management, L.P. (formerly R.G. Capital
         ---------------------------------------------------------
         Management, L.P., file no. 28-10367)
         ------------------------------------
Address: 50 Monument Road, Suite 300
         ---------------------------
         Bala Cynwyd, PA 19004
         ---------------------

Form 13F File Number: 28-10367
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         -------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   610-617-5900
         ------------

Signature, Place, and Date of Signing:

/s/ Daneen Downey          Bala Cynwyd, PA           May 15, 2013
-----------------          ---------------           -----------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
                             ---------------------

                                REPORT SUMMARY:
                                ---------------

Number of Other Included Managers:        0
                                          --
Form 13F Information Table Entry Total:   15
                                          --
Form 13F Information Table Value Total:   $342,406
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
       NAME  OF  ISSUER          OF CLASS      CUSIP    x($1000)   PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc       CONVRT BOND   007903AL1   7,357    7,370,000  PRN       SOLE               5,370,000  2,000,000
Cogent Communications Group Inc  CONVRT BOND   19239VAB0  19,940   20,399,000  PRN       SOLE              20,399,000
Five Star Quality Care Inc       CONVRT BOND   33832DAB2   9,774    9,750,000  PRN       SOLE               9,750,000
General Cable Corp               CONVRT BOND   369300AD0  43,780   43,964,000  PRN       SOLE              43,964,000
Greenbrier Cos Inc               CONVRT BOND   393657AD3  17,135   17,121,000  PRN       SOLE              17,121,000
Hercules Offshore Inc            CONVRT BOND   427093AD1  30,646   30,481,000  PRN       SOLE              30,481,000
JDS Uniphase Corp                CONVRT BOND   46612JAD3   3,993    4,000,000  PRN       SOLE               4,000,000
Live Nation Entertainment Inc    CONVRT BOND   538034AB5  29,325   29,149,000  PRN       SOLE              29,149,000
Lucent Technologies Inc          CONVRT BOND   549463AG2   5,232    5,500,000  PRN       SOLE               1,500,000  4,000,000
Lucent Technologies Inc          CONVRT BOND   549463AH0  58,832   58,607,000  PRN       SOLE              58,607,000
NuVasive Inc                     CONVRT BOND   670704AC9   1,955    2,000,000  PRN       SOLE               1,690,000    310,000
Rambus Inc                       CONVRT BOND   750917AC0  33,195   32,679,000  PRN       SOLE              32,679,000
Rovi Corp                        CONVRT BOND   779376AB8  12,518   12,270,000  PRN       SOLE              12,270,000
SanDisk Corp                     CONVRT BOND   80004CAC5  62,487   62,520,000  PRN       SOLE              62,520,000
SunPower Corp                    CONVRT BOND   867652AC3   6,237    6,200,000  PRN       SOLE               6,200,000